Share-based Compensation - General (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 25, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2021	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2014
Share-based Compensation
Number of options granted		0	2,765,000	18,035,000
Requisite service period		4 years	4 years	4 years
Number of options outstanding		51,672,005	56,274,213	59,961,539		48,740,000
2015 Plan
Share-based Compensation
Number of ordinary shares reserved for issuance					76,778,005		60,778,005	31,918,690
Contractual term		10 years
Vesting period		4 years
Total incremental share-based compensation expense		$ 728	$ 1,646
Expenses expected to be amortized over the remaining requisite service period		$ 154,000
Percentage of issued and outstanding stock of the entity considered for annual incremental in total number of shares available for issuance	2.00%
Number of options granted		1,181,000	10,205,500	3,217,000
Number of options outstanding		51,672,005	56,274,213
2015 Plan | Minimum
Share-based Compensation
Requisite service period		3 years
2015 Plan | Maximum
Share-based Compensation
Requisite service period		4 years
2015 Plan | Restricted Share Units (RSUs)
Share-based Compensation
Number of options granted		9,323,125	11,638,750
2015 Plan | Share-based payment arrangement, tranche one
Share-based Compensation
Vesting period		2 years
Vesting percentage		50.00%
2015 Plan | Share-based payment arrangement, tranche two
Share-based Compensation
Vesting period		2 years
Vesting percentage		50.00%